Financial instruments (Details) ₨ in Millions, $ in Millions		Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Assets:
Cash and cash equivalents		₨ 14,852	$ 196	₨ 14,829
Other investments				151
Derivative financial instruments		1,906	25	1,218
Liabilities:
Trade and other payables		25,572	337	23,744
Derivative financial instruments		479	6	326
Long-term borrowings		6,763		7,163
Short-term borrowings		27,082	357	23,136
Bank overdraft		0	$ 0	9
Total carrying value [Member]
Assets:
Cash and cash equivalents		14,852		14,829
Other investments		33,181		24,702
Trade and other receivables		66,818		49,759
Derivative financial instruments		1,906		1,218
Other assets	[1]	2,347		2,626
Total		119,104		93,134
Liabilities:
Trade and other payables		25,572		23,744
Derivative financial instruments		479		326
Long-term borrowings		6,763		7,163
Short-term borrowings		27,082		23,136
Bank overdraft		0		9
Other liabilities and provisions	[2]	26,238		23,233
Total		86,134		77,611
Total fair value [Member]
Assets:
Cash and cash equivalents		14,852		14,829
Other investments		33,181		24,702
Trade and other receivables		66,818		49,759
Derivative financial instruments		1,906		1,218
Other assets	[1]	2,347		2,626
Total		119,104		93,134
Liabilities:
Trade and other payables		25,572		23,744
Derivative financial instruments		479		326
Long-term borrowings		6,763		7,163
Short-term borrowings		27,082		23,136
Bank overdraft		0		9
Other liabilities and provisions	[2]	26,238		23,233
Total		₨ 86,134		₨ 77,611

[1]	Other assets that are not financial assets (such as receivables from statutory authorities, export benefit receivables, prepaid expenses, advances paid and certain other receivables) of Rs.12,449 and Rs.12,717 as of March 31, 2022 and 2021, respectively, are not included.
[2]	Other liabilities and provisions: • Other liabilities and provisions that are not financial liabilities (such as statutory dues payable, deferred revenue, advances from customers and certain other accruals) of Rs.14,491 and Rs.13,091 as of March 31, 2022 and 2021, respectively, are not included. • Amounts as of March 31, 2022 and 2021 includes contingent consideration of Rs.194 and Rs.420, respectively, pursuant to the Business Transfer Agreement with Wockhardt Limited (Refer to Note 6 for details). • Amounts as of March 31, 2022 includes consideration payable of Rs.84 pursuant to the Acquisition of Nimbus Health, GmbH (Refer to Note 6 for details).